CERT ARCA

NYSE Regulation

11000195

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

**VIA FACSIMILE AND U.S. MAIL**
March 2, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: PowerShares Exchange-Traded Fund Trust II
Issuer CIK: 0001378872
Issuer File Number: 001-33532
Form 8-A Date: February 8, 2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on February 24, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

**PowerShares Senior Loan Portfolio**

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance